Accumulated Other Comprehensive Income (Loss)	6 Months Ended
Jun. 30, 2017
Accumulated Other Comprehensive Income (Loss) [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
NOTE 10:-	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The following table summarizes the changes in accumulated balances of other comprehensive income (loss):

	Unrealized gain (loss) on available-for-sale marketable securities	Unrealized gain (loss) on cash flow hedges	Foreign currency translation adjustment	Total
	Unaudited
Six months ended June 30, 2017:

Beginning balance	$(100)	$3	$15	$(82)
Other comprehensive income before reclassifications	69	390	127	586
Amounts reclassified from accumulated other comprehensive loss	(29)	(369)	-	(398)
Net current period other comprehensive income loss	40	21	127	188
Ending Balance	$(60)	$24	$142	$106